Related Party Transactions - Additional Information (Detail) - USD ($)								3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 11, 2020	Dec. 10, 2020	Nov. 27, 2020	Nov. 06, 2020	Oct. 13, 2020	Feb. 21, 2020	Nov. 19, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 12, 2021	Jun. 30, 2021	May 17, 2021	Feb. 16, 2021
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding								1,029	1,029	1,029		1,029	1,029
Purchase of Common Stock					100
Common Stock, Value					$ 100			$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000
Share Price					$ 1
Due to related parties									0			0	0
Due from related parties													3,000
Interest payable, current								3,149,000	2,665,000	3,149,000		2,665,000	1,004,000
Expenses from transactions with related party							$ 200,000
Due to related parties, other than interest payable								0	0	0		0
CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					$ 25,000				240,416	3,000,000
Sale of stock issue price per share				$ 0.01
Proceeds from Issuance of Warrants									11,050,000
Repayment of related party debt									215,316
Long term notes payable								3,300,000	0	3,300,000		0
Changes in fair value, loss recognized								(300,000)		(300,000)
Fair value of sponsor promissory note								3,300,000		3,300,000
Purchase of Common Stock					100
Common Stock, Value					$ 100
Share Price					$ 1
Rated Term Loan [Member] | Interest Payable [Member]
Related Party Transaction [Line Items]
Interest payable, current								$ 3,000,000.0	$ 2,600,000	3,000,000.0	$ 2,600,000	2,600,000	800,000
Rated Term Loan [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Interest expense, related party										$ 10,500,000	$ 6,900,000	$ 9,500,000	800,000
Prior period Term Loan [Member] | Interest Expense [Member]
Related Party Transaction [Line Items]
Interest expense, related party													19,200,000
Private Placement Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period shares	7,366,667
Class of warrants or rights issued during the period price per warrant	$ 1.50
Proceeds from Issuance of Warrants	$ 11,050,000
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Sale of stock issue price per share								$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001			$ 0.0001
Common Stock, Shares, Outstanding								2,012,500	2,012,500	2,012,500		2,012,500
Common Stock, Value								$ 201	$ 201	$ 201		$ 201
Sponsor [Member] | Administrative Service Agreement [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Related party transaction administration and support service expenses per month payable		$ 10,000
Sponsor [Member] | General and Administrative Expense [Member] | Administrative Service Agreement [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Related party transaction administration expenses								30,000	$ 6,144	90,000
Sponsor [Member] | Second Amended And Restated Promissory Note [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Debt instrument face value																	$ 3,000,000
Long term date of maturity																	Dec. 31, 2022
Debt instrument conversion price per share																	$ 1.50
Long term notes payable														$ 1,900,000		$ 1,100,000
Line of credit facility outstanding borrowing								$ 3,000,000		3,000,000
Sponsor [Member] | Private Placement Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Class of warrants or rights issued during the period shares		7,366,667
Class of warrants or rights issued during the period price per warrant		$ 1.50
Proceeds from Issuance of Warrants		$ 11,050,000
Warrants amount allocated to the capital of the company		$ 3,000,000
Sponsor [Member] | Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Shares issued shares share based payment arrangement before forfeiture				2,300,000
Shares issued value share based payment arrangement before forfeiture				$ 25,000
Sale of stock issue price per share				$ 0.01
Shares issued shares share based payment arrangement forfeited			287,500
Shares Transferred To Directors And Officers			201,250
Sponsor [Member] | Common Class B [Member] | Alignment Shares [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding									2,012,500			2,012,500
Altus Power Management, LLC [Member] | Altus Power Funds, LLC [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction													100,000
Altus Power Management, LLC [Member] | SAI CT Solar, LLC [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction													100,000
Sound Solar Systems, LLC [Member] | Design, Engineering And Construction Services [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										100,000		$ 100,000	$ 700,000
Related party transaction, purchases from related party						$ 300,000
Payments to acquire productive assets						$ 300,000
BIS [Member] | Fees Paid In Conjunction With Refinancing Rated Term Loan [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party										$ 1,400,000
Related party transaction, description of transaction										The portion of these fees allocated to the modified portion of the Amended Rated Term Loan is included in Other expenses, net in the unaudited condensed consolidated statements of operations. The portion of these fees allocated to new lenders have been deferred and recorded as a reduction to the Amended Rated Term Loan balance and are amortized as interest expense on a ten-year schedule until the Amended Rated Term Loan’s Anticipated Repayment Date
Promissory Note [Member] | Sponsor [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					$ 25,000
Extinguishment of debt and stock issued value				$ 25,000
Amended And Restated Unsecured Promissory Note [Member] | Sponsor [Member] | CBRE Acquisition Holdings Inc [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					215,316
Repayment of related party debt					$ 215,316